INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS
Intangible assets were as follows (RMB in millions):

	2022	2023
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,872	1,878
Technology	610	610
Others	799	796
Intangible assets not subject to amortization
Trade mark	11,776	11,773
Others	161	159

	15,218	15,216

Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(1,485)	(1,617)
Technology	(610)	(610)
Others	(381)	(425)

	(2,476)	(2,652)

Net book value
Intangible assets to be amortized
Business Relationship	387	261
Technology	—	—
Others	418	371
Intangible assets not subject to amortization
Trade mark	11,776	11,773
Others	161	159

	12,742	12,564

Indefinite-lived intangible assets are not subject to legal, regulatory, contractual, competitive, economic or other limitation on their useful lives. The Company evaluates to determine whether events and circumstances continue to support an indefinite useful life in each reporting period.
Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets over their estimated economic useful lives using the straight-line method:

Business Relationship	5-10 years
Technology	5-10 years
Others	3-15 years
Amortization expense for the years ended December 31, 2021, 2022 and 2023 was approximately RMB295 million, RMB240 million and RMB187 million respectively.
The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows (RMB in millions):

Amortization
2024	182
2025	156
2026	53
2027	53
2028	35

479